Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	SILICON VALLEY ACQUISITION CORP.
Entity Central Index Key	0002085659
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Ex Transition Period	false